INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit)
Current taxation charges	$ 9,825,000	$ 9,486,000	$ 5,392,000
Deferred tax asset	0	5,086,000
Net deferred tax liability	5,295,000	3,210,000
Income tax interest and penalties	600,000	1,100,000	0
United Kingdom | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current taxation charges	$ 469,000	411,000	(1,098,000)
Statutory income tax rate	19.00%
Brazil | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current taxation charges	$ 1,160,000	1,350,000	716,000
Indonesia | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current taxation charges	$ 5,584,000	5,579,000	3,641,000
Statutory income tax rate	25.00%
Utilization of tax losses	$ 4,250,000	5,307,000	4,076,000
Deferred tax asset	0	5,086,000	10,393,000	$ 9,524,000
Kuwait | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current taxation charges	$ 2,144,000	2,146,000	2,133,000
Statutory income tax rate	15.00%
Jordan | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Deferred tax asset	$ 250,000	534,000
Deferred tax liability	5,545,000	3,744,000
Net deferred tax liability	5,295,000	3,210,000	1,146,000
Net operating loss carryforwards subject to expiration	5,000,000
Barbados | Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Current taxation charges	$ 468,000	$ 0	$ 0